CONCENTRATIONS AND RISKS	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

Note 20 - CONCENTRATIONS AND RISKS

■ Concentrations

(a) Customer

The following table sets forth information as to each customer that accounted for 10% or more of net revenue:

	Six months ended March 31,
	2026		2025
Customer	Amount	%	Amount		%
Customer A	$381,528	20%	$	*	*
Customer B	*	*		101,207	29%
Customer C	*	*		92,299	27%
Customer D	*	*		91,172	26%
Total	$381,528	20%		$284,678	82%

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable:

	March 31, 2026		September 30, 2025
	(Unaudited)
Customer	Amount	% of Total	Amount	% of Total
Customer D	$139,662	26%	$176,534	83%
Customer A	85,532	16%	*	*
Customer E	74,174	14%	*	*
Customer B	*	*	24,344	11%
Total	$299,368	56%	$200,878	94%

(b) Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of purchase for the six months ended March 31, 2026:

	Six months ended March 31,
	2026		2025
Supplier	Amount	%	Amount		%
Supplier A	$134,914	31%	$	*	*
Supplier B	63,255	14%		*	*
Supplier C	53,273	12%		*	*
Supplier D	*	*		49,589	35%
Supplier E	*	*		27,802	20%
Supplier F	*	*		18,814	13%
Total	$251,442	57%		$96,205	68%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable:

	March 31, 2026		September 30, 2025
	(Unaudited)
Supplier	Amount	% of Total	Amount		% of Total
Supplier A	$23,915	31%	$	*	*
Supplier G	18,121	24%		17,559	51%
Supplier H	13,772	18%		13,345	39%
Supplier C	10,275	13%		*	*
Supplier F	*	*		3,286	10%
Total	$66,083	86%		$34,190	100%

■ Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

■ Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash. As of March 31, 2026 and September 30, 2025, substantially all of the Company’s cash were held by major financial institutions located in the PRC, which management believes are of high credit quality.

Other credit risk consists principally of accounts receivable, prepaid expenses, loan to a third party and due from a related party. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company performs ongoing credit evaluations of its customers and monitors collection closely to manage credit risk. Historically, the Company has not experienced significant credit losses due to generally short payment terms and timely collections. In addition, the Company manages credit risk associated with its loan receivables by monitoring the repayment status and financial condition of the borrowers.